Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT3-0925
1.9898213.105
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 3.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Vibra Energia SA	4,519,700	17,119,739
Consumer Staples - 0.1%
Food Products - 0.1%
BRF SA	2,240,700	8,023,151
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Petroleo Brasileiro SA - Petrobras	17,644,400	102,849,911
Financials - 0.5%
Banks - 0.5%
Banco do Brasil SA	12,310,700	43,310,764
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	1,360,900	8,037,246
Materials - 1.5%
Metals & Mining - 1.5%
Gerdau SA	5,734,868	17,246,953
Vale SA	10,865,800	103,737,921
		120,984,874
Utilities - 0.2%
Electric Utilities - 0.2%
Cia Energetica de Minas Gerais	8,188,530	15,106,127
TOTAL BRAZIL		315,431,812
CHILE - 0.4%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Falabella SA	1,860,011	9,275,098
Specialty Retail - 0.1%
Empresas Copec SA	1,562,679	10,345,453
TOTAL CONSUMER DISCRETIONARY		19,620,551

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Cencosud SA	5,307,901	15,990,119
TOTAL CHILE		35,610,670
CHINA - 28.5%
Communication Services - 5.2%
Diversified Telecommunication Services - 0.3%
China Tower Corp Ltd H Shares (c)(d)	20,037,810	28,039,223
Interactive Media & Services - 4.9%
Baidu Inc A Shares (b)	9,045,150	98,966,038
Tencent Holdings Ltd	4,134,800	289,486,608
		388,452,646
TOTAL COMMUNICATION SERVICES		416,491,869

Consumer Discretionary - 6.5%
Automobiles - 0.8%
Brilliance China Automotive Holdings Ltd	11,278,000	4,498,741
Geely Automobile Holdings Ltd	21,640,400	48,539,810
SAIC Motor Corp Ltd A Shares (China)	3,975,600	9,459,869
		62,498,420
Broadline Retail - 5.5%
Alibaba Group Holding Ltd	10,040,000	150,949,178
JD.com Inc A Shares	7,063,000	111,326,609
PDD Holdings Inc Class A ADR (b)	1,373,077	155,775,586
Vipshop Holdings Ltd Class A ADR	1,477,945	22,302,190
		440,353,563
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(c)(d)	613,900	9,470,972
Household Durables - 0.2%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,919,830	12,150,780
TOTAL CONSUMER DISCRETIONARY		524,473,735

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Inner Mongolia Yitai Coal Co Ltd B Shares	4,220,588	8,660,604
PetroChina Co Ltd H Shares	53,096,400	51,887,473
		60,548,077
Financials - 11.4%
Banks - 9.0%
Agricultural Bank of China Ltd H Shares	132,075,000	86,524,500
Bank of China Ltd H Shares	200,062,000	115,478,491
Bank of Communications Co Ltd H Shares	91,753,000	82,657,329
China CITIC Bank Corp Ltd H Shares	39,009,000	36,244,129
China Construction Bank Corp H Shares	166,225,000	170,015,523
China Minsheng Banking Corp Ltd H Shares	28,281,000	17,022,025
Industrial & Commercial Bank of China Ltd A Shares (China)	35,029,667	36,765,129
Industrial & Commercial Bank of China Ltd H Shares	164,105,000	125,741,415
Industrial Bank Co Ltd A Shares (China)	7,142,008	22,423,406
Ping An Bank Co Ltd A Shares (China)	6,663,830	11,309,778
Postal Savings Bank of China Co Ltd H Shares (c)(d)	33,259,000	23,494,523
		727,676,248
Insurance - 2.4%
China Life Insurance Co Ltd H Shares	31,974,300	92,361,315
China Pacific Insurance Group Co Ltd H Shares	11,098,500	44,698,318
New China Life Insurance Co Ltd H Shares	3,691,300	23,620,314
People's Insurance Co Group of China Ltd/The H Shares	37,514,000	28,820,811
		189,500,758
TOTAL FINANCIALS		917,177,006

Health Care - 0.7%
Health Care Providers & Services - 0.1%
Sinopharm Group Co Ltd H Shares	5,756,000	13,835,287
Pharmaceuticals - 0.6%
China Resources Pharmaceutical Group Ltd (c)(d)	8,066,000	5,632,681
CSPC Pharmaceutical Group Ltd	32,424,000	40,750,317
		46,382,998
TOTAL HEALTH CARE		60,218,285

Industrials - 2.3%
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(c)(d)	8,218,500	14,242,802
Construction & Engineering - 0.4%
China Railway Group Ltd H Shares	18,014,100	9,063,465
China State Construction Engineering Corp Ltd A Shares (China)	14,173,600	11,127,165
China State Construction International Holdings Ltd	7,577,400	11,608,511
		31,799,141
Industrial Conglomerates - 0.6%
CITIC Ltd	33,742,600	50,619,791
Machinery - 0.6%
Sinotruk Hong Kong Ltd	2,847,700	8,678,518
Weichai Power Co Ltd H Shares	8,336,800	17,672,903
Yangzijiang Shipbuildling (Holdings) Ltd	11,603,800	22,760,031
		49,111,452
Marine Transportation - 0.4%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	4,191,400	9,077,018
COSCO SHIPPING Holdings Co Ltd H Shares (e)	13,971,800	25,539,622
		34,616,640
Transportation Infrastructure - 0.1%
Zhejiang Expressway Co Ltd H Shares	6,962,900	6,634,323
TOTAL INDUSTRIALS		187,024,149

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Xiaomi Corp B Shares (b)(c)(d)	1,376,000	9,257,662
Materials - 0.5%
Construction Materials - 0.2%
Anhui Conch Cement Co Ltd H Shares	5,073,000	14,686,999
Metals & Mining - 0.3%
China Hongqiao Group Ltd (e)	9,775,900	25,787,828
TOTAL MATERIALS		40,474,827

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
China Overseas Land & Investment Ltd	15,989,500	27,653,829
China Resources Land Ltd	10,321,000	37,846,770
		65,500,599
Utilities - 0.2%
Gas Utilities - 0.2%
Kunlun Energy Co Ltd	15,618,000	15,045,618
TOTAL CHINA		2,296,211,827
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	192,843	11,191,424
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	3,992,933	7,735,948
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	6,484,626	24,272,820
Piraeus Financial Holdings SA	4,350,048	33,449,426

TOTAL GREECE		57,722,246
HONG KONG - 0.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (c)(d)	33,632,500	33,670,786
Industrials - 0.1%
Marine Transportation - 0.1%
Orient Overseas International Ltd	567,000	10,201,627
TOTAL HONG KONG		43,872,413
HUNGARY - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MOL Hungarian Oil & Gas PLC Class A	1,970,963	17,151,701
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	235,466	7,067,614
TOTAL HUNGARY		24,219,315
INDIA - 14.1%
Consumer Discretionary - 2.9%
Automobiles - 2.6%
Mahindra & Mahindra Ltd	1,901,949	69,344,917
Maruti Suzuki India Ltd	520,761	74,761,647
Tata Motors Ltd	8,538,243	64,593,249
		208,699,813
Hotels, Restaurants & Leisure - 0.3%
MakeMyTrip Ltd (b)	244,000	22,835,960
TOTAL CONSUMER DISCRETIONARY		231,535,773

Consumer Staples - 0.8%
Tobacco - 0.8%
ITC Ltd	12,895,869	60,529,700
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Oil & Natural Gas Corp Ltd	16,760,322	45,958,414
Reliance Industries Ltd	1,404,032	22,192,235
		68,150,649
Financials - 2.2%
Banks - 1.6%
HDFC Bank Ltd/Gandhinagar	1,544,845	35,482,065
IndusInd Bank Ltd (b)	2,477,025	22,492,377
State Bank of India	7,668,000	69,535,187
		127,509,629
Financial Services - 0.6%
Power Finance Corp Ltd	6,238,101	29,062,374
REC Ltd	5,315,756	23,847,414
		52,909,788
TOTAL FINANCIALS		180,419,417

Health Care - 2.0%
Pharmaceuticals - 2.0%
Cipla Ltd/India	2,393,533	42,306,646
Dr Reddy's Laboratories Ltd	2,615,867	37,773,405
Sun Pharmaceutical Industries Ltd	4,230,504	82,227,198
		162,307,249
Industrials - 0.7%
Passenger Airlines - 0.7%
InterGlobe Aviation Ltd (b)(c)(d)	806,995	54,202,719
Information Technology - 2.0%
IT Services - 2.0%
HCL Technologies Ltd	4,062,722	67,784,261
Infosys Ltd	3,335,509	56,775,601
Wipro Ltd	12,145,572	34,194,351
		158,754,213
Materials - 1.6%
Metals & Mining - 1.6%
Hindalco Industries Ltd	6,276,416	48,631,417
Tata Steel Ltd	25,228,440	45,344,954
Vedanta Ltd	7,226,260	34,928,238
		128,904,609
Utilities - 1.1%
Gas Utilities - 0.3%
GAIL India Ltd	11,585,614	23,358,266
Independent Power and Renewable Electricity Producers - 0.8%
NTPC Ltd	17,731,243	67,353,617
TOTAL UTILITIES		90,711,883

TOTAL INDIA		1,135,516,212
INDONESIA - 1.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	204,197,700	35,856,083
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood Sukses Makmur Tbk PT	18,840,100	9,728,192
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
United Tractors Tbk PT	6,400,300	9,378,480
Financials - 0.4%
Banks - 0.4%
Bank Mandiri Persero Tbk PT	56,475,400	15,374,350
Bank Negara Indonesia Persero Tbk PT	64,054,700	15,533,820
		30,908,170
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Astra International Tbk PT	86,836,300	26,842,886
TOTAL INDONESIA		112,713,811
KOREA (SOUTH) - 11.7%
Consumer Discretionary - 3.0%
Automobile Components - 0.8%
Hankook Tire & Technology Co Ltd	296,785	9,409,014
Hyundai Mobis Co Ltd	263,663	55,299,570
		64,708,584
Automobiles - 1.9%
Hyundai Motor Co	497,805	75,268,991
Kia Corp	1,076,251	78,270,962
		153,539,953
Household Durables - 0.3%
LG Electronics Inc	463,406	25,493,133
TOTAL CONSUMER DISCRETIONARY		243,741,670

Financials - 3.2%
Banks - 3.0%
BNK Financial Group Inc	1,225,914	12,760,849
Hana Financial Group Inc	1,234,258	75,002,262
Industrial Bank of Korea	1,131,092	15,684,361
Shinhan Financial Group Co Ltd	1,841,874	89,142,324
Woori Financial Group Inc	2,840,173	50,087,081
		242,676,877
Insurance - 0.2%
DB Insurance Co Ltd	188,743	17,242,666
TOTAL FINANCIALS		259,919,543

Industrials - 0.7%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	189,737	19,920,566
Construction & Engineering - 0.2%
Samsung E&A Co Ltd	673,377	12,690,988
Industrial Conglomerates - 0.3%
LG Corp	398,701	22,498,416
TOTAL INDUSTRIALS		55,109,970

Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	758,823	146,177,117
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co Ltd	4,077,284	206,530,217
TOTAL INFORMATION TECHNOLOGY		352,707,334

Utilities - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp	1,103,368	30,291,624
TOTAL KOREA (SOUTH)		941,770,141
KUWAIT - 0.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Mobile Telecommunications Co KSCP	10,547,254	18,328,072
Financials - 0.6%
Banks - 0.6%
National Bank of Kuwait SAKP	13,521,917	46,331,834
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Agility Global PLC	5,344,986	1,717,123
Agility Public Warehousing Co KSC	6,518,275	3,044,630
		4,761,753
TOTAL KUWAIT		69,421,659
MALAYSIA - 1.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	9,310,186	6,812,214
Consumer Staples - 0.4%
Food Products - 0.4%
Kuala Lumpur Kepong Bhd	2,453,635	11,247,307
PPB Group Bhd	3,048,802	6,730,612
SD Guthrie Bhd	16,034,190	17,911,410
		35,889,329
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	9,541,794	11,274,445
RHB Bank Bhd	7,719,905	11,083,404
		22,357,849
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Bhd	5,733,200	10,012,628
Utilities - 0.7%
Electric Utilities - 0.5%
Tenaga Nasional Bhd	12,231,341	37,256,029
Multi-Utilities - 0.2%
YTL Corp Bhd	21,969,700	12,717,917
YTL Corp Bhd warrants 6/2/2028 (b)	4,458,780	1,230,369
		13,948,286
TOTAL UTILITIES		51,204,315

TOTAL MALAYSIA		126,276,335
MEXICO - 2.0%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series B (e)	76,242,615	68,826,490
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Femsa SAB de CV unit	2,257,100	18,714,847
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV unit	65,029,692	56,773,868
Real Estate - 0.2%
Industrial REITs - 0.2%
Prologis Property Mexico SA de CV	4,212,400	15,833,622
TOTAL MEXICO		160,148,827
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	107,178	25,401,186
PHILIPPINES - 0.5%
Financials - 0.1%
Banks - 0.1%
Metropolitan Bank & Trust Co	7,718,130	9,817,743
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Ayala Corp	1,070,299	10,831,843
SM Investments Corp	1,658,600	23,222,154
		34,053,997
TOTAL PHILIPPINES		43,871,740
POLAND - 1.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ORLEN SA	2,495,278	55,704,382
Financials - 0.5%
Banks - 0.5%
Alior Bank SA	381,405	10,304,667
Bank Polska Kasa Opieki SA	558,981	30,532,858
		40,837,525
TOTAL POLAND		96,541,907
QATAR - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Ooredoo QPSC	3,286,790	12,150,561
Financials - 0.2%
Banks - 0.2%
Commercial Bank of Qatar	13,708,855	18,434,099
Industrials - 0.3%
Industrial Conglomerates - 0.2%
Industries Qatar QSC	3,999,823	14,599,738
Marine Transportation - 0.1%
Qatar Navigation QSC	4,034,110	12,010,369
TOTAL INDUSTRIALS		26,610,107

TOTAL QATAR		57,194,767
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	217,763	2
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	135,409	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	9,889,350	1
Surgutneftegas PAO (b)(f)	29,672,400	4
		5
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	440,500	0
VTB Bank PJSC (b)(f)	1,815,144	0
		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	63,735,100	8
TOTAL RUSSIA		15
SAUDI ARABIA - 3.2%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.2%
Saudi Telecom Co	8,105,812	90,844,909
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	1,619,707	26,425,866
TOTAL COMMUNICATION SERVICES		117,270,775

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.1%
Nahdi Medical Co	222,701	7,349,946
Food Products - 0.3%
Almarai Co JSC	1,756,233	22,426,372
Savola Group/The (b)	629,187	4,161,480
		26,587,852
TOTAL CONSUMER STAPLES		33,937,798

Financials - 0.9%
Banks - 0.9%
Banque Saudi Fransi	5,252,151	24,026,795
Riyad Bank	6,311,942	47,451,885
		71,478,680
Materials - 0.4%
Chemicals - 0.4%
SABIC Agri-Nutrients Co	1,001,301	31,818,688
TOTAL SAUDI ARABIA		254,505,941
SOUTH AFRICA - 2.9%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
MTN Group Ltd	8,015,500	67,476,946
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Foschini Group Ltd	1,420,655	9,593,345
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	1,171,319	17,072,499
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Exxaro Resources Ltd	1,035,495	9,054,204
Financials - 0.8%
Banks - 0.8%
Absa Group Ltd	3,573,803	35,402,059
Nedbank Group Ltd	1,949,583	26,603,052
		62,005,111
Health Care - 0.1%
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd	1,667,993	10,740,717
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	1,183,541	15,458,720
Materials - 0.5%
Chemicals - 0.1%
Sasol Ltd (b)	2,510,459	12,914,047
Metals & Mining - 0.4%
Harmony Gold Mining Co Ltd	2,192,975	29,362,674
TOTAL MATERIALS		42,276,721

TOTAL SOUTH AFRICA		233,678,263
TAIWAN - 19.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pou Chen Corp	10,771,000	10,106,304
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	2,411,800	20,621,254
Food Products - 0.7%
Uni-President Enterprises Corp	20,506,000	53,998,614
TOTAL CONSUMER STAPLES		74,619,868

Industrials - 1.3%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	16,328,900	15,615,022
Marine Transportation - 0.8%
Evergreen Marine Corp Taiwan Ltd	4,651,300	30,624,181
Wan Hai Lines Ltd	6,028,000	17,787,080
Yang Ming Marine Transport Corp	7,502,000	15,185,063
		63,596,324
Passenger Airlines - 0.3%
China Airlines Ltd	12,456,000	8,516,068
Eva Airways Corp	11,589,000	14,579,598
		23,095,666
TOTAL INDUSTRIALS		102,307,012

Information Technology - 16.9%
Electronic Equipment, Instruments & Components - 3.3%
Foxconn Technology Co Ltd	4,500,000	9,654,214
Hon Hai Precision Industry Co Ltd	24,795,000	145,477,626
Innolux Corp	34,314,336	13,130,908
Largan Precision Co Ltd	436,000	34,119,690
WT Microelectronics Co Ltd	2,782,100	12,729,827
Yageo Corp	2,049,918	35,939,147
Zhen Ding Technology Holding Ltd	2,749,400	11,440,965
		262,492,377
Semiconductors & Semiconductor Equipment - 12.1%
ASE Technology Holding Co Ltd	14,794,000	71,579,992
Novatek Microelectronics Corp	2,582,000	40,713,032
Powertech Technology Inc	3,065,000	12,773,415
Taiwan Semiconductor Manufacturing Co Ltd	20,264,000	778,389,238
United Microelectronics Corp	50,183,000	69,380,317
		972,835,994
Technology Hardware, Storage & Peripherals - 1.5%
Asustek Computer Inc	3,000,000	65,705,683
Catcher Technology Co Ltd	2,923,000	20,596,013
Compal Electronics Inc	17,802,000	17,381,786
Pegatron Corp	8,806,000	23,390,175
		127,073,657
TOTAL INFORMATION TECHNOLOGY		1,362,402,028

TOTAL TAIWAN		1,549,435,212
THAILAND - 1.4%
Consumer Staples - 0.3%
Beverages - 0.2%
Thai Beverage PCL (e)	36,690,100	13,101,431
Food Products - 0.1%
Charoen Pokphand Foods PCL depository receipt	14,149,200	9,836,308
TOTAL CONSUMER STAPLES		22,937,739

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PTT Exploration & Production PCL depository receipt	6,141,300	23,566,627
PTT PCL depository receipt	26,384,200	26,740,849
		50,307,476
Financials - 0.4%
Banks - 0.4%
Bangkok Bank PCL	400	1,802
Bangkok Bank PCL depository receipt	2,455,500	11,063,487
Kasikornbank PCL	7,700	37,953
Kasikornbank PCL depository receipt	4,978,500	24,539,033
		35,642,275
TOTAL THAILAND		108,887,490
TURKEY - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	5,100,548	11,716,444
Financials - 0.1%
Banks - 0.1%
Turkiye Garanti Bankasi AS	2,526,896	8,888,852
Industrials - 0.6%
Industrial Conglomerates - 0.3%
KOC Holding AS	5,106,406	22,554,114
Passenger Airlines - 0.3%
Turk Hava Yollari AO	3,019,374	21,420,989
TOTAL INDUSTRIALS		43,975,103

TOTAL TURKEY		64,580,399
UNITED ARAB EMIRATES - 1.9%
Financials - 1.4%
Banks - 1.4%
Dubai Islamic Bank PJSC	12,377,037	33,629,498
Emirates NBD Bank PJSC	10,553,312	76,857,407
		110,486,905
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Emaar Properties PJSC	9,760,905	40,525,939
TOTAL UNITED ARAB EMIRATES		151,012,844
UNITED STATES - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
JBS NV depository receipt	1,476,155	20,269,764
TOTAL COMMON STOCKS (Cost $6,685,736,301)		7,943,222,168

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
COLOMBIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Grupo Cibest SA	1,135,938	12,429,334
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (b)(f)	279,200	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $14,969,948)		12,429,334

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $3,658,419)	4.25	3,667,000	3,658,248

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	83,608,631	83,625,353
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	25,157,663	25,160,179
TOTAL MONEY MARKET FUNDS (Cost $108,785,532)			108,785,532

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,813,150,200)	8,068,095,282
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(7,591,198)
NET ASSETS - 100.0%	8,060,504,084

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,694	Sep 2025	104,884,010	2,406,668	2,406,668

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $186,048,614 or 2.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $186,048,616 or 2.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,269,178.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,692,450	1,139,706,677	1,140,773,774	2,846,050	-	-	83,625,353	83,608,631	0.1%
Fidelity Securities Lending Cash Central Fund	20,000,427	306,017,427	300,857,675	192,205	-	-	25,160,179	25,157,663	0.1%
Total	104,692,877	1,445,724,104	1,441,631,449	3,038,255	-	-	108,785,532

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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